Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2013 and 2014 consisted of the following:

	2013			2014
	ODP	Brand name phone sales	Total	ODP	Brand name phone sales	Total
Gross amount:
Beginning balance	$606	$1,242	$1,848	$606	$1,242	$1,848
Goodwill recognized in acquisition	—	—	—	—	—	—
Disposal	—	—	—	—	—	—

Ending balance	606	1,242	1,848	606	1,242	1,848

Accumulated impairment loss:
Beginning balance	(606)	—	(606)	(606)	(1,242)	(1,848)
Disposal	—	—	—	—	—	—
Charge for the year	—	(1,242)	(1,242)	—	—	—

Ending balance	(606)	(1,242)	(1,848)	(606)	(1,242)	(1,848)

Goodwill, net	$—	$—	$—	$—	$—	$—